Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (105,691)	$ (58,245)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,779	1,328
Non-cash share-based compensation expense	8,869	3,832
Deferred income taxes	(206)
Loss on disposal of property and equipment	2
Changes in components of operating assets and liabilities
Accounts receivable	98
Prepaids and other current assets	5,749	(12,633)
Other non-current assets	(235)	112
Accounts payable	(2,400)	(376)
Accrued expenses and other current liabilities	1,769	4,254
Net cash used in operating activities	(90,266)	(61,728)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,638)	(780)
Purchase of intangible assets		(1)
Net cash used in investing activities	(3,638)	(781)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares		80,853
Proceeds from issuance of ordinary shares		9
Proceeds from employee share purchase plan	104
Proceeds from issuance of ADSs in initial public offering, net of issuance costs		161,602
Net cash provided by financing activities	104	242,464
Effect of exchange rate changes on cash, cash equivalents and restricted cash	36	(2,250)
Net decrease in cash, cash equivalents and restricted cash	(93,764)	177,705
Cash, cash equivalents and restricted cash
Beginning of period	231,576	74,571
End of period	137,812	252,276
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Property and equipment unpaid and accrued	(16)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	136,377	250,735
Short-term restricted cash		20
Long-term restricted cash	1,435	1,521
End of period	$ 137,812	$ 252,276